Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	MANAGED MUNICIPAL FUND INC
CIK	dei_EntityCentralIndexKey	0000859031
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Managed Municipal Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
RISK/RETURN SUMMARY

Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the Fund are to provide a high level of total return with relative stability of principal and,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	secondarily, high current income exempt from federal income tax.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 12 of the Prospectus and the “Distribution of Fund Shares” section on page 22 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in federally tax-exempt securities of state and local governments in the United States and their political subdivisions, agencies and instrumentalities. These securities will usually be rated within the three highest rating categories by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group, but may be unrated if they are determined to be of equivalent quality by International Strategy & Investment Inc. (the “Advisor”).

The Fund’s investments in municipal securities may include general obligation bonds, revenue bonds, industrial revenue bonds and pre-refunded bonds. General obligation bonds are backed by the issuer’s full faith and credit and taxing power, revenue bonds are backed by the revenues of a specific project, facility or tax and industrial revenue bonds are backed by the credit of a private user of a facility. Pre-refunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities.

The Advisor buys and sells securities with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security’s potential for capital appreciation resulting from changes in interest rates. The Fund’s average maturity will depend upon the Advisor’s assessment of both the relative yields available on securities with different maturities and future changes in interest rates. The Advisor may take full advantage of the entire range of maturities offered by municipal securities. If the market environment is defensive and rising interest rates and weak corporate earnings are expected, the Fund may invest primarily in securities with shorter-term maturities (under 5 years). Conversely, in an aggressive market environment of low inflation, declining interest rates and rising corporate profits, the Fund may invest primarily in securities with longer-term maturities (20-30 years).

The Fund may invest in taxable obligations that are consistent with its objective of a high level of total return with relative stability of principal. To the extent the Fund invests in taxable obligations, a larger portion of its distributions will be taxable than would be the case if the Fund placed a greater emphasis on earning tax-free income. The Fund does not currently intend to acquire municipal securities that are subject to the alternative minimum tax but may so invest up to 20% of its net assets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund may be suited for you if you are seeking a high level of total return including some income exempt from federal income taxes, but you also desire the value of your investment to remain relatively stable.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. The price of municipal securities will change in response to changes in general economic conditions, conditions within the municipal securities market, the financial condition of the issuer, political changes, interest rate changes and other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

Municipal Securities Risks

• Interest Rate Risk. The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

• Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

• Credit Risk. Credit risk is the risk that the issuer of a municipal security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

• Liquidity Risk. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell these securities at or near their perceived value. Where there is little or no active trading market for specific types of securities, the value of such securities and the Fund’s share price could decline.

• Call Risk. Call risk is the risk that during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested in securities with lower interest rates.

• Tax Risk. Adverse tax developments could change the way the Fund’s income distributions may be treated for income tax purposes. While income distributions from the Fund will generally be exempt from federal income taxes, to the extent the Fund invests in securities that do not pay interest that is exempt from federal income tax, distributions on these investments will generally be taxable to shareholders. Distributions may be subject to applicable foreign, state and local taxes.

• Focused Investing Risk. The Fund may focus its investments within a single state, region or sector of the municipal market. Because many municipal obligations are issued to finance similar projects, the Fund’s investments may be focused within a particular sector of the municipal market, such as education, health care, transportation or utilities. Adverse conditions affecting a state, region or sector of the municipal market may cause the Fund’s performance to be more sensitive to developments affecting that state, region or sector than a fund that does not focus its investments.

Management Risks

There can be no assurance that the Advisor’s analyses of economic conditions and its expectations regarding interest rate changes will be accurate or that the portfolio strategies based on such analyses will be effective. There is no guarantee that the Fund will achieve its investment objectives.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year to year for each of the past 10 calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance of Class I shares will differ from the performance of Class A shares to the extent that the classes do not have the same expenses or inception dates. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital General Obligation Index is included as an additional comparative index because it is reflective of general municipal market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-882-8585
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 4.59% (quarter ended December 31, 2008 and the lowest return for a quarter was -4.55% (quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After- tax returns are shown for Class A shares only and after tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare with those of the Barclays Capital Prerefunded Municipal Bond Index and the Barclays Capital General Obligation Index. The table also presents the impact of taxes on the Fund’s Class A the Fund’s returns. After- tax returns are shown for Class A shares only and after tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Managed Municipal Fund, Inc. | Barclays Capital Prerefunded Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2010
Managed Municipal Fund, Inc. | Barclays Capital General Obligation Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.33%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.21%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2010	[2]
Managed Municipal Fund, Inc. | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUNIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the net asset value at purchase or sale)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	403
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	621
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	857
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,533
2004	rr_AnnualReturn2004	2.59%
2005	rr_AnnualReturn2005	2.41%
2006	rr_AnnualReturn2006	3.23%
2007	rr_AnnualReturn2007	3.45%
2008	rr_AnnualReturn2008	1.80%
2009	rr_AnnualReturn2009	6.94%
2010	rr_AnnualReturn2010	(0.09%)
2011	rr_AnnualReturn2011	9.26%
2012	rr_AnnualReturn2012	3.95%
2013	rr_AnnualReturn2013	(3.49%)
1 Year	rr_AverageAnnualReturnYear01	(6.36%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Managed Municipal Fund, Inc. | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.44%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Managed Municipal Fund, Inc. | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.41%
Managed Municipal Fund, Inc. | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the net asset value at purchase or sale)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	81
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	253
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	439
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2010

[1]	The ISI Managed Municipal Fund Class I Shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010.
[2]	The Barclays Capital General Obligation Index is included as an additional comparative index because it is reflective of general municipal market performance. The average annual total returns for this index reflect no deduction for fees, expenses or taxes.